Financial Assets - Summary of Accrued Investment Income (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Current	¥ 44,197	¥ 40,710
Non-current	1,003	993
Accrued investment income	45,200	41,703
Bank deposits [member]
Disclosure of financial assets [line items]
Accrued investment income	12,570	12,310
Debt securities [member]
Disclosure of financial assets [line items]
Accrued investment income	26,454	25,048
Others [member]
Disclosure of financial assets [line items]
Accrued investment income	¥ 6,176	¥ 4,345